SUBSEQUENT EVENT (Details)	Mar. 26, 2024 USD ($) Vote	Jan. 20, 2023 $ / shares	Mar. 08, 2022 USD ($) $ / shares
ADS
SUBSEQUENT EVENT
Conversion price (in USD/share) | $ / shares		$ 24.50	$ 50
Convertible senior notes due 2029
SUBSEQUENT EVENT
Principal amount			$ 620,000,000
Interest per annum (as a percent)			0.25%
Subsequent Events | Digital Land Holdings Limited
SUBSEQUENT EVENT
Percentage of Equity interest in subsidiary, owned in the form of ordinary shares, post closing and on as-converted basis	56.10%
Subsequent Events | Series A Convertible Preferred Stock
SUBSEQUENT EVENT
Issuance of ordinary shares	$ 587,000,000
Subsequent Events | Series A Convertible Preferred Stock | Digital Land Holdings Limited
SUBSEQUENT EVENT
Amount of preferred shares to be subscribed	$ 587,000,000
Percentage of Equity interest in subsidiary, owned in the form of convertible preferred shares, post closing and on as-converted basis	43.90%
Number of votes per share at general meetings | Vote	1
Preferred stock, convertible, conversion ratio	1